LEASES (Details 3) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
2024			$ 62,411
Thereafter			0
Total			62,411
Less imputed interest			(88)
Operating lease liabilities	$ 0	$ 0	$ 62,323	$ 427,061